DEBT - Cequel Credit Facilities (Details) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 15, 2017	Oct. 12, 2012	Sep. 30, 2017	Sep. 30, 2016	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Line of credit facility, aggregate principal amount		$ 480,000,000
Credit facility			$ 5,376,902,000			$ 5,376,902,000			$ 3,444,790,000
Redemption of debt amount						1,729,400,000	$ 0
Loss on extinguishment of debt and write-off of deferred financing costs	$ 18,976,000		38,858,000	$ 0		600,240,000	$ 19,948,000		127,649,000
Alternate Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		2.50%
Eurodollar
Line of Credit Facility [Line Items]
Basis spread on variable rate		3.50%
Revolving Credit Facility | Eurodollar
Line of Credit Facility [Line Items]
Basis spread on variable rate					3.25%
Term Loan | Alternate Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate					2.25%
Cequel Term Loan Facility
Line of Credit Facility [Line Items]
Line of credit facility, periodic payment amount								$ 8,150,000
Cequel Term Loan Facility | Term Loan
Line of Credit Facility [Line Items]
Line of credit facility, aggregate principal amount	1,265,000,000		1,265,000,000			1,265,000,000			815,400,000
Line of credit facility, increase in borrowing capacity	450,000,000
Credit facility	812,963,000		1,253,110,000			$ 1,253,110,000			$ 812,903,000
Loss on extinguishment of debt and write-off of deferred financing costs	28,684,000
Line of credit facility periodic payment, percentage of principal						0.25%			1.00%
Line of credit facility, periodic payment amount						$ 3,163,000
Cequel Term Loan Facility | Term Loan | Alternate Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate						1.25%			2.25%
Cequel Term Loan Facility | Term Loan | Eurodollar
Line of Credit Facility [Line Items]
Basis spread on variable rate						2.25%
Cequel Term Loan Facility | Term Loan | Senior Notes
Line of Credit Facility [Line Items]
Credit facility			1,261,838,000			$ 1,261,838,000
Cequel Revolving Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, aggregate principal amount			350,000,000			350,000,000			$ 290,000,000
Line of credit facility, increase in borrowing capacity									350,000,000
Credit facility			$ 0			$ 0			$ 0
Cequel Revolving Credit Facility | Revolving Credit Facility | Alternate Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate						2.25%			2.25%
Cequel Revolving Credit Facility | Revolving Credit Facility | Eurodollar
Line of Credit Facility [Line Items]
Basis spread on variable rate						3.25%
Cequel Credit Facilities
Line of Credit Facility [Line Items]
Percentage of proceeds from asset sales required to pay down term loans						100.00%
Percentage of excess cash flow required when minimum leverage ratio is not met						50.00%
Percentage of excess cash flow required to pay down term loans when minimum leverage ratio is fulfilled						0.00%
Minimum debt leverage ratio required for zero percent of excess cash flow obligation to prepay debt						4.5
Leverage maintenance covenant						5.0			5.0
6.375% Senior Notes due September 15, 2020 | Senior Notes
Line of Credit Facility [Line Items]
Redemption of debt amount	$ 450,000,000
Stated interest rate	6.375%		6.375%			6.375%			6.375%